Related Party Transactions	12 Months Ended
Dec. 31, 2015
Appalachian Power Co [Member]
Related Party Transactions
RELATED PARTY TRANSACTIONS

The disclosures in this note apply to all Registrant Subsidiaries unless indicated otherwise.

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 12 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 14.

Interconnection Agreement

In accordance with management’s December 2010 announcement and October 2012 filing with the FERC, the Interconnection Agreement was terminated effective January 1, 2014.  The AEP System Interim Allowance Agreement which provided for, among other things, the transfer of SO2 emission allowances associated with transactions under the Interconnection Agreement was also terminated.

APCo, I&M, KPCo, OPCo and AEPSC were parties to the Interconnection Agreement which defined the sharing of costs and benefits associated with the respective generation plants.  This sharing was based upon each AEP utility subsidiary’s MLR and was calculated monthly on the basis of each AEP utility subsidiary’s maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months.

Effective January 1, 2014, the FERC approved the following agreements. See “Corporate Separation” section of Note 1.

•
A Power Coordination Agreement (PCA) among APCo, I&M and KPCo with AEPSC as the agent to coordinate the participants’ respective power supply resources. Effective May 2015, the PCA was revised and approved by the FERC to include WPCo.

•	A Bridge Agreement among AGR, APCo, I&M, KPCo and OPCo with AEPSC as the agent to address open commitments related to the termination of the Interconnection Agreement and responsibilities to PJM.

•	A Power Supply Agreement between AGR and OPCo for AGR to supply capacity and the energy needs of OPCo’s retail load.

AEPSC conducts power, capacity, coal, natural gas, interest rate and, to a lesser extent, heating oil, gasoline and other risk management activities on behalf of APCo, I&M, KPCo, PSO, SWEPCo and WPCo. Effective January 1, 2014 and revised in May 2015, power and natural gas risk management activities for APCo, I&M, KPCo and WPCo are allocated based on the four member companies’ respective equity positions, while power and natural gas risk management activities for PSO and SWEPCo are allocated based on the Operating Agreement. Prior to January 1, 2014, power and natural gas risk management activities were allocated under the SIA to former members of the Interconnection Agreement, PSO and SWEPCo. Risk management activities primarily include power and natural gas physical transactions, financially-settled swaps and exchange-traded futures.  AEPSC settles the majority of the physical forward contracts by entering into offsetting contracts. Effective January 1, 2014 and with the transfer of OPCo’s generation assets to AGR, AEPSC conducts only gasoline, diesel fuel, energy procurement and risk management activities on OPCo’s behalf.

Operating Agreement (Applies to PSO and SWEPCo)

PSO, SWEPCo and AEPSC are parties to the Operating Agreement which was approved by the FERC.  The Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. In January 2014, the FERC approved a modification of the Operating Agreement to address changes resulting from an anticipated March 2014 SPP power market change. Subsequently and in March 2014, SPP changed from an energy imbalance service market to a fully integrated power market. In alignment with the new SPP integrated power market and according to the modified Operating Agreement, PSO and SWEPCo operate as standalone entities and offer their respective generation into the SPP power market. SPP then economically dispatches resources. By offering their resources separately, PSO and SWEPCo no longer purchase or sell energy to each other to serve their respective internal load or off-system sales.
System Integration Agreement (SIA) (Applies to APCo, I&M, PSO and SWEPCo)

Under the SIA, AEPSC allocates physical and financial revenues and expenses from transactions with neighboring utilities, power marketers and other power and natural gas risk management activities based upon the location of such activity. Margins resulting from trading and marketing activities originating in PJM and MISO generally accrue to the benefit of APCo, I&M, KPCo and WPCo, while trading and marketing activities originating in SPP generally accrue to the benefit of PSO and SWEPCo.  Margins resulting from other transactions are allocated among APCo, I&M, KPCo, PSO, SWEPCo and WPCo based upon the equity positions of these companies.

The SIA was designed to function as an umbrella agreement in addition to the Interconnection Agreement (prior to January 1, 2014) and the Operating Agreement, each of which controlled the distribution of revenues and expenses.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales under the Interconnection Agreement, direct sales to affiliates, net transmission agreement sales and other revenues for the years ended December 31, 2015, 2014 and 2013:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	10.6	17.1	—	—	—
Direct Sales to AEPEP	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	0.7	8.4	35.5	0.2	15.2
Other Revenues	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$147.8	$27.4	$84.1	$4.6	$16.6

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Sales under Interconnection Agreement (b)	$0.2	$0.5	$1.1	$—	$—
Direct Sales to East Affiliates	141.7	—	—	3.8	10.1
Direct Sales to West Affiliates	0.6	0.4	—	—	0.3
Direct Sales to AEPEP	—	—	44.1	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1.6)	1.7	104.1	—	14.1
Other Revenues	3.6	1.6	15.9	3.3	1.8
Total Affiliated Revenues	$144.5	$4.2	$165.2	$7.1	$26.3

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193.7	$218.2	$924.3	$—	$—
Direct Sales to East Affiliates	129.0	—	152.7	—	—
Direct Sales to West Affiliates	0.6	0.4	0.8	10.8	35.4
Direct Sales to AEPEP	—	—	—	—	(0.1)
Transmission Agreement and Transmission Coordination Agreement Sales	0.4	(0.7)	53.4	—	14.7
Other Revenues	23.8	1.5	35.7	3.4	1.8
Total Affiliated Revenues	$347.5	$219.4	$1,166.9	$14.2	$51.8

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

The following tables show the purchased power expenses incurred for purchases under the Interconnection Agreement and from affiliates for the years ended December 31, 2015, 2014 and 2013:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR	$—	$—	$238.5	$—	$—
Auction Purchases from AEPEP (a)	—	—	225.2	—	—
Auction Purchases from AEPSC (a)	—	—	32.7	—	—
Direct Purchases from AEGCo	—	232.1	—	—	—
Total Affiliated Purchases	$—	$232.1	$496.4	$—	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (b)	$4.7	$1.6	$0.1	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.0	—
Direct Purchases from West Affiliates	—	—	—	10.0	3.8
Direct Purchases from AGR	—	—	1,148.2	—	—
Direct Purchases from AEPEP	—	—	44.4	—	—
Direct Purchases from AEGCo	—	268.4	—	—	—
Total Affiliated Purchases	$4.7	$270.0	$1,192.7	$11.0	$3.8

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830.9	$181.7	$199.3	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.5	0.4
Direct Purchases from West Affiliates	—	—	—	35.4	10.8
Direct Purchases from AEGCo	—	251.5	148.4	—	—
Natural Gas Purchases from AEPES	—	—	2.0	—	—
Total Affiliated Purchases	$830.9	$433.2	$349.7	$36.9	$11.2

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates, respectively, on the Registrant Subsidiaries’ statements of income.  Since the Registrant Subsidiaries are included in AEP’s consolidated results, the above summarized related party transactions are eliminated in total in AEP’s consolidated revenues and expenses.

System Transmission Integration Agreement (STIA)

AEP’s STIA provided for the integration and coordination of the planning, operation and maintenance of transmission facilities. Since the FERC approved the cancellation of the STIA effective June 1, 2014, the coordinated planning, operation and maintenance of transmission facilities are the responsibility of the RTOs and the STIA is no longer necessary. Similar to the SIA, the STIA functioned as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The TA and TCA are both still active. The STIA contained two service schedules that governed:

•	The allocation of transmission costs and revenues.

•	The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

APCo, I&M, KGPCo, KPCo, OPCo and WPCo are parties to the TA, effective November 2010, which defines how transmission costs through PJM OATT are allocated among the AEP East Companies, KGPCo and WPCo on a 12-month average coincident peak basis.

The following table shows the net charges recorded by the Registrant Subsidiaries for the years ended December 31, 2015, 2014 and 2013 related to the TA:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$92.7	$84.7	$40.6
I&M	38.0	39.7	19.9
OPCo	81.0	17.0	8.9

The charges shown above are recorded in Other Operation expenses on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries.  The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement.  This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Under the TCA, the parties to the agreement delegated to AEPSC the responsibility of monitoring the reliability of their transmission systems and administering the OATT on their behalf.  The allocations have been governed by the FERC-approved OATT for the SPP.

The following table shows the net (revenues) expenses allocated among parties to the TCA pursuant to the SPP OATT protocols as described above for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
PSO	$15.0	$14.1	$14.7
SWEPCo	(15.0)	(14.1)	(14.7)

The net (revenues) expenses shown above are recorded in Sales to AEP Affiliates on SWEPCo’s statements of income and Other Operation expenses on PSO’s statements of income.

Ohio Auctions (Applies to APCo, I&M and OPCo)

In connection with OPCo’s June 2012 - May 2015 ESP, the PUCO ordered OPCo to conduct energy and capacity auctions for its entire SSO load for delivery beginning in June 2015. AEPEP, APCo, KPCo, I&M and WPCo participated in the auction process and were awarded tranches of OPCo’s SSO load. Refer to the Affiliated Revenues and Purchases section above for amounts related to these transactions. See Note 10 - Derivatives and Hedging for further information.

Unit Power Agreements (UPA) (Applies to I&M and OPCo)

Lawrenceburg UPA

In March 2007, OPCo and AEGCo entered into a 10-year UPA for the entire output from the Lawrenceburg Generating Station effective with AEGCo’s purchase of the plant in May 2007.  Effective January 1, 2014, the Lawrenceburg UPA was assigned by OPCo to AGR. AGR has an option to extend the UPA for an additional two years.  I&M operates the plant under an agreement with AEGCo.  Under the UPA, AGR pays AEGCo for the capacity, depreciation, fuel, operation and maintenance and tax expenses.  These payments are due regardless of whether the plant is operating.  The fuel and operation and maintenance payments are based on actual costs incurred.  All expenses are trued up periodically.

UPA between AEGCo and I&M

A UPA between AEGCo and I&M (the I&M Power Agreement) provides for the sale by AEGCo to I&M of all the power (and the energy associated therewith) available to AEGCo at the Rockport Plant unless it is sold to another utility.  Subsequently, I&M assigns 30% of the power to KPCo.  See the “UPA between AEGCo and KPCo” section below.  I&M is obligated, whether or not power is available from AEGCo, to pay as a demand charge for the right to receive such power (and as an energy charge for any associated energy taken by I&M) net of amounts received by AEGCo from any other sources, sufficient to enable AEGCo to pay all its operating and other expenses, including a rate of return on the common equity of AEGCo as approved by the FERC.  The I&M Power Agreement will continue in effect until the expiration of the lease term of Unit 2 of the Rockport Plant unless extended in specified circumstances.

UPA between AEGCo and KPCo

Pursuant to an assignment between I&M and KPCo and a UPA between KPCo and AEGCo, AEGCo sells KPCo 30% of the power (and the energy associated therewith) available to AEGCo from both units of the Rockport Plant.  KPCo pays to AEGCo in consideration for the right to receive such power the same amounts which I&M would have paid AEGCo under the terms of the I&M Power Agreement for such entitlement.  The KPCo UPA ends in December 2022.

Cook Coal Terminal (Applies to I&M, OPCo, PSO and SWEPCo)

On August 1, 2013, OPCo transferred its interest in Cook Coal Terminal to AEGCo.  Cook Coal Terminal performs coal transloading and storage services at cost for I&M and OPCo.  OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expenses on the statements of income.  The coal transloading expenses in 2015, 2014 and 2013 were as follows:

AEGCo

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
I&M	$15.8	$16.2	$6.8
OPCo	—	—	0.3

OPCo

	Years Ended December 31,
Company	2013
	(in millions)
I&M	$15.6	(a)

(a)	Includes $7 million in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

I&M and OPCo recorded the cost of transloading services in Fuel on the balance sheet.
Cook Coal Terminal also performs railcar maintenance services at cost for I&M, PSO and SWEPCo.  Beginning August 1, 2013 and through corporate separation in Ohio on December 31, 2013, Cook Coal Terminal also performed railcar maintenance services at cost for OPCo.  OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expenses on the statements of income.  The railcar maintenance revenues in 2015, 2014 and 2013 were as follows:

AEGCo

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
I&M	$2.0	$2.5	$1.1
PSO	0.2	0.3	0.1
SWEPCo	2.8	3.3	1.2

OPCo

	Years Ended December 31,
Company	2013
	(in millions)
I&M	$1.3	(a)
PSO	0.1
SWEPCo	1.2

(a)	Includes $608 thousand in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

I&M Barging, Urea Transloading and Other Services (Applies to APCo, I&M and OPCo)

I&M provides barging, urea transloading and other transportation services to affiliates.  Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System.  I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income.  The affiliated companies recorded these costs paid to I&M as fuel expenses or other operation expenses.  The amounts of affiliated expenses were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$16.1	$22.7	$19.7
AGR	4.9	5.2	—
APCo	37.7	36.1	30.9
KPCo	4.6	5.0	0.1
OPCo	—	—	40.6
AEP River Operations LLC – (Nonutility Subsidiary of AEP)	15.5	25.3	22.6

Services Provided by AEP River Operations LLC (Applies to I&M)

AEP River Operations LLC provided services for barge towing, chartering and general and administrative expenses to I&M.  The costs are recorded by I&M as Other Operation expenses.  In October 2015, AEP signed a Purchase and Sale Agreement to sell AEP River Operations LLC to a nonaffiliated party. The sale closed in November 2015. For the years ended December 31, 2015, 2014 and 2013, I&M recorded expenses of $19 million, $24 million and $24 million, respectively, for these activities.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System.  APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement.  The AEP subsidiaries recorded these billings as capital or maintenance expenses depending on the nature of the services received.  These billings are recoverable from customers.  The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$0.1	$0.1	$—
AGR	2.7	2.8	—
I&M	2.5	1.7	2.5
KPCo	1.3	1.2	0.7
OPCo	—	—	4.7
PSO	0.2	0.3	0.6
SWEPCo	0.8	0.1	0.2

Affiliate Railcar Agreement (Applies to APCo, I&M, PSO and SWEPCo)

Certain AEP subsidiaries have an agreement providing for the use of each other’s leased or owned railcars when available.  The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar.  The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers.  The following tables show the net effect of the railcar agreement on the balance sheets:

	December 31, 2015
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
APCo	$—	$—	$0.3	$0.3
I&M	—	—	0.4	1.2
PSO	—	0.6	—	0.6
SWEPCo	—	1.8	0.6	—

	December 31, 2014
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
I&M	$0.3	$—	$0.1	$1.1
PSO	0.1	1.3	—	0.7
SWEPCo	0.1	2.2	0.2	—

OVEC (Applies to APCo, I&M and OPCo)

AEP and several nonaffiliated utility companies jointly own OVEC.  As of December 31, 2015, the ownership and investment in OVEC were as follows:

	December 31, 2015
Company	Ownership	Investment
		(in millions)
Parent	39.17%	$4.0
OPCo	4.30%	0.4
Total	43.47%	$4.4

OVEC’s owners, along with APCo and I&M, are members to an intercompany power agreement.  Participants of this agreement are entitled to receive and obligated to pay for all OVEC generating capacity, approximately 2,400 MWs, in proportion to their respective power participation ratios.  The aggregate power participation ratio of certain AEP utility subsidiaries, including APCo, I&M and OPCo, is 43.47%.  The proceeds from the sale of power by OVEC are designed to be sufficient for OVEC to meet its operating expenses and fixed costs and provide a return on capital.  The intercompany power agreement ends in June 2040.

AEP and other nonaffiliated owners authorized environmental investments related to their ownership interests. OVEC financed capital expenditures totaling $1.3 billion in connection with the engineering and construction of FGD projects and the associated waste disposal landfills at its two generation plants.  These environmental projects were funded through debt issuances.  As of December 31, 2015, both generation plants were operating with environmental controls.

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2015, 2014 and 2013 were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$87.2	$96.9	$104.4
I&M	43.7	48.5	52.2
OPCo	110.8	123.1	132.6

The amounts above are included in Purchased Electricity for Resale on the statements of income.

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property.  There were no gains or losses recorded on the transactions.  The following tables show the sales and purchases, recorded at net book value, for the years ended December 31, 2015, 2014 and 2013:

Sales

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$9.4	$3.0	$3.2
I&M	3.0	1.3	5.0
OPCo	2.4	0.5	59.8
PSO	7.1	0.5	5.7
SWEPCo	0.8	1.2	1.6

Purchases

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$8.6	$0.9	$5.2
I&M	8.1	1.4	1.0
OPCo	2.1	1.9	5.3
PSO	0.6	2.1	1.7
SWEPCo	7.4	4.0	8.4

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical.  The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies.  The billings for services are made at cost and include no compensation for the use of equity capital.

Indiana Michigan Power Co [Member]
Related Party Transactions
RELATED PARTY TRANSACTIONS

The disclosures in this note apply to all Registrant Subsidiaries unless indicated otherwise.

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 12 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 14.

Interconnection Agreement

In accordance with management’s December 2010 announcement and October 2012 filing with the FERC, the Interconnection Agreement was terminated effective January 1, 2014.  The AEP System Interim Allowance Agreement which provided for, among other things, the transfer of SO2 emission allowances associated with transactions under the Interconnection Agreement was also terminated.

APCo, I&M, KPCo, OPCo and AEPSC were parties to the Interconnection Agreement which defined the sharing of costs and benefits associated with the respective generation plants.  This sharing was based upon each AEP utility subsidiary’s MLR and was calculated monthly on the basis of each AEP utility subsidiary’s maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months.

Effective January 1, 2014, the FERC approved the following agreements. See “Corporate Separation” section of Note 1.

•
A Power Coordination Agreement (PCA) among APCo, I&M and KPCo with AEPSC as the agent to coordinate the participants’ respective power supply resources. Effective May 2015, the PCA was revised and approved by the FERC to include WPCo.

•	A Bridge Agreement among AGR, APCo, I&M, KPCo and OPCo with AEPSC as the agent to address open commitments related to the termination of the Interconnection Agreement and responsibilities to PJM.

•	A Power Supply Agreement between AGR and OPCo for AGR to supply capacity and the energy needs of OPCo’s retail load.

AEPSC conducts power, capacity, coal, natural gas, interest rate and, to a lesser extent, heating oil, gasoline and other risk management activities on behalf of APCo, I&M, KPCo, PSO, SWEPCo and WPCo. Effective January 1, 2014 and revised in May 2015, power and natural gas risk management activities for APCo, I&M, KPCo and WPCo are allocated based on the four member companies’ respective equity positions, while power and natural gas risk management activities for PSO and SWEPCo are allocated based on the Operating Agreement. Prior to January 1, 2014, power and natural gas risk management activities were allocated under the SIA to former members of the Interconnection Agreement, PSO and SWEPCo. Risk management activities primarily include power and natural gas physical transactions, financially-settled swaps and exchange-traded futures.  AEPSC settles the majority of the physical forward contracts by entering into offsetting contracts. Effective January 1, 2014 and with the transfer of OPCo’s generation assets to AGR, AEPSC conducts only gasoline, diesel fuel, energy procurement and risk management activities on OPCo’s behalf.

Operating Agreement (Applies to PSO and SWEPCo)

PSO, SWEPCo and AEPSC are parties to the Operating Agreement which was approved by the FERC.  The Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. In January 2014, the FERC approved a modification of the Operating Agreement to address changes resulting from an anticipated March 2014 SPP power market change. Subsequently and in March 2014, SPP changed from an energy imbalance service market to a fully integrated power market. In alignment with the new SPP integrated power market and according to the modified Operating Agreement, PSO and SWEPCo operate as standalone entities and offer their respective generation into the SPP power market. SPP then economically dispatches resources. By offering their resources separately, PSO and SWEPCo no longer purchase or sell energy to each other to serve their respective internal load or off-system sales.
System Integration Agreement (SIA) (Applies to APCo, I&M, PSO and SWEPCo)

Under the SIA, AEPSC allocates physical and financial revenues and expenses from transactions with neighboring utilities, power marketers and other power and natural gas risk management activities based upon the location of such activity. Margins resulting from trading and marketing activities originating in PJM and MISO generally accrue to the benefit of APCo, I&M, KPCo and WPCo, while trading and marketing activities originating in SPP generally accrue to the benefit of PSO and SWEPCo.  Margins resulting from other transactions are allocated among APCo, I&M, KPCo, PSO, SWEPCo and WPCo based upon the equity positions of these companies.

The SIA was designed to function as an umbrella agreement in addition to the Interconnection Agreement (prior to January 1, 2014) and the Operating Agreement, each of which controlled the distribution of revenues and expenses.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales under the Interconnection Agreement, direct sales to affiliates, net transmission agreement sales and other revenues for the years ended December 31, 2015, 2014 and 2013:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	10.6	17.1	—	—	—
Direct Sales to AEPEP	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	0.7	8.4	35.5	0.2	15.2
Other Revenues	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$147.8	$27.4	$84.1	$4.6	$16.6

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Sales under Interconnection Agreement (b)	$0.2	$0.5	$1.1	$—	$—
Direct Sales to East Affiliates	141.7	—	—	3.8	10.1
Direct Sales to West Affiliates	0.6	0.4	—	—	0.3
Direct Sales to AEPEP	—	—	44.1	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1.6)	1.7	104.1	—	14.1
Other Revenues	3.6	1.6	15.9	3.3	1.8
Total Affiliated Revenues	$144.5	$4.2	$165.2	$7.1	$26.3

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193.7	$218.2	$924.3	$—	$—
Direct Sales to East Affiliates	129.0	—	152.7	—	—
Direct Sales to West Affiliates	0.6	0.4	0.8	10.8	35.4
Direct Sales to AEPEP	—	—	—	—	(0.1)
Transmission Agreement and Transmission Coordination Agreement Sales	0.4	(0.7)	53.4	—	14.7
Other Revenues	23.8	1.5	35.7	3.4	1.8
Total Affiliated Revenues	$347.5	$219.4	$1,166.9	$14.2	$51.8

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

The following tables show the purchased power expenses incurred for purchases under the Interconnection Agreement and from affiliates for the years ended December 31, 2015, 2014 and 2013:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR	$—	$—	$238.5	$—	$—
Auction Purchases from AEPEP (a)	—	—	225.2	—	—
Auction Purchases from AEPSC (a)	—	—	32.7	—	—
Direct Purchases from AEGCo	—	232.1	—	—	—
Total Affiliated Purchases	$—	$232.1	$496.4	$—	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (b)	$4.7	$1.6	$0.1	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.0	—
Direct Purchases from West Affiliates	—	—	—	10.0	3.8
Direct Purchases from AGR	—	—	1,148.2	—	—
Direct Purchases from AEPEP	—	—	44.4	—	—
Direct Purchases from AEGCo	—	268.4	—	—	—
Total Affiliated Purchases	$4.7	$270.0	$1,192.7	$11.0	$3.8

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830.9	$181.7	$199.3	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.5	0.4
Direct Purchases from West Affiliates	—	—	—	35.4	10.8
Direct Purchases from AEGCo	—	251.5	148.4	—	—
Natural Gas Purchases from AEPES	—	—	2.0	—	—
Total Affiliated Purchases	$830.9	$433.2	$349.7	$36.9	$11.2

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates, respectively, on the Registrant Subsidiaries’ statements of income.  Since the Registrant Subsidiaries are included in AEP’s consolidated results, the above summarized related party transactions are eliminated in total in AEP’s consolidated revenues and expenses.

System Transmission Integration Agreement (STIA)

AEP’s STIA provided for the integration and coordination of the planning, operation and maintenance of transmission facilities. Since the FERC approved the cancellation of the STIA effective June 1, 2014, the coordinated planning, operation and maintenance of transmission facilities are the responsibility of the RTOs and the STIA is no longer necessary. Similar to the SIA, the STIA functioned as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The TA and TCA are both still active. The STIA contained two service schedules that governed:

•	The allocation of transmission costs and revenues.

•	The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

APCo, I&M, KGPCo, KPCo, OPCo and WPCo are parties to the TA, effective November 2010, which defines how transmission costs through PJM OATT are allocated among the AEP East Companies, KGPCo and WPCo on a 12-month average coincident peak basis.

The following table shows the net charges recorded by the Registrant Subsidiaries for the years ended December 31, 2015, 2014 and 2013 related to the TA:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$92.7	$84.7	$40.6
I&M	38.0	39.7	19.9
OPCo	81.0	17.0	8.9

The charges shown above are recorded in Other Operation expenses on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries.  The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement.  This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Under the TCA, the parties to the agreement delegated to AEPSC the responsibility of monitoring the reliability of their transmission systems and administering the OATT on their behalf.  The allocations have been governed by the FERC-approved OATT for the SPP.

The following table shows the net (revenues) expenses allocated among parties to the TCA pursuant to the SPP OATT protocols as described above for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
PSO	$15.0	$14.1	$14.7
SWEPCo	(15.0)	(14.1)	(14.7)

The net (revenues) expenses shown above are recorded in Sales to AEP Affiliates on SWEPCo’s statements of income and Other Operation expenses on PSO’s statements of income.

Ohio Auctions (Applies to APCo, I&M and OPCo)

In connection with OPCo’s June 2012 - May 2015 ESP, the PUCO ordered OPCo to conduct energy and capacity auctions for its entire SSO load for delivery beginning in June 2015. AEPEP, APCo, KPCo, I&M and WPCo participated in the auction process and were awarded tranches of OPCo’s SSO load. Refer to the Affiliated Revenues and Purchases section above for amounts related to these transactions. See Note 10 - Derivatives and Hedging for further information.

Unit Power Agreements (UPA) (Applies to I&M and OPCo)

Lawrenceburg UPA

In March 2007, OPCo and AEGCo entered into a 10-year UPA for the entire output from the Lawrenceburg Generating Station effective with AEGCo’s purchase of the plant in May 2007.  Effective January 1, 2014, the Lawrenceburg UPA was assigned by OPCo to AGR. AGR has an option to extend the UPA for an additional two years.  I&M operates the plant under an agreement with AEGCo.  Under the UPA, AGR pays AEGCo for the capacity, depreciation, fuel, operation and maintenance and tax expenses.  These payments are due regardless of whether the plant is operating.  The fuel and operation and maintenance payments are based on actual costs incurred.  All expenses are trued up periodically.

UPA between AEGCo and I&M

A UPA between AEGCo and I&M (the I&M Power Agreement) provides for the sale by AEGCo to I&M of all the power (and the energy associated therewith) available to AEGCo at the Rockport Plant unless it is sold to another utility.  Subsequently, I&M assigns 30% of the power to KPCo.  See the “UPA between AEGCo and KPCo” section below.  I&M is obligated, whether or not power is available from AEGCo, to pay as a demand charge for the right to receive such power (and as an energy charge for any associated energy taken by I&M) net of amounts received by AEGCo from any other sources, sufficient to enable AEGCo to pay all its operating and other expenses, including a rate of return on the common equity of AEGCo as approved by the FERC.  The I&M Power Agreement will continue in effect until the expiration of the lease term of Unit 2 of the Rockport Plant unless extended in specified circumstances.

UPA between AEGCo and KPCo

Pursuant to an assignment between I&M and KPCo and a UPA between KPCo and AEGCo, AEGCo sells KPCo 30% of the power (and the energy associated therewith) available to AEGCo from both units of the Rockport Plant.  KPCo pays to AEGCo in consideration for the right to receive such power the same amounts which I&M would have paid AEGCo under the terms of the I&M Power Agreement for such entitlement.  The KPCo UPA ends in December 2022.

Cook Coal Terminal (Applies to I&M, OPCo, PSO and SWEPCo)

On August 1, 2013, OPCo transferred its interest in Cook Coal Terminal to AEGCo.  Cook Coal Terminal performs coal transloading and storage services at cost for I&M and OPCo.  OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expenses on the statements of income.  The coal transloading expenses in 2015, 2014 and 2013 were as follows:

AEGCo

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
I&M	$15.8	$16.2	$6.8
OPCo	—	—	0.3

OPCo

	Years Ended December 31,
Company	2013
	(in millions)
I&M	$15.6	(a)

(a)	Includes $7 million in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

I&M and OPCo recorded the cost of transloading services in Fuel on the balance sheet.
Cook Coal Terminal also performs railcar maintenance services at cost for I&M, PSO and SWEPCo.  Beginning August 1, 2013 and through corporate separation in Ohio on December 31, 2013, Cook Coal Terminal also performed railcar maintenance services at cost for OPCo.  OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expenses on the statements of income.  The railcar maintenance revenues in 2015, 2014 and 2013 were as follows:

AEGCo

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
I&M	$2.0	$2.5	$1.1
PSO	0.2	0.3	0.1
SWEPCo	2.8	3.3	1.2

OPCo

	Years Ended December 31,
Company	2013
	(in millions)
I&M	$1.3	(a)
PSO	0.1
SWEPCo	1.2

(a)	Includes $608 thousand in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

I&M Barging, Urea Transloading and Other Services (Applies to APCo, I&M and OPCo)

I&M provides barging, urea transloading and other transportation services to affiliates.  Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System.  I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income.  The affiliated companies recorded these costs paid to I&M as fuel expenses or other operation expenses.  The amounts of affiliated expenses were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$16.1	$22.7	$19.7
AGR	4.9	5.2	—
APCo	37.7	36.1	30.9
KPCo	4.6	5.0	0.1
OPCo	—	—	40.6
AEP River Operations LLC – (Nonutility Subsidiary of AEP)	15.5	25.3	22.6

Services Provided by AEP River Operations LLC (Applies to I&M)

AEP River Operations LLC provided services for barge towing, chartering and general and administrative expenses to I&M.  The costs are recorded by I&M as Other Operation expenses.  In October 2015, AEP signed a Purchase and Sale Agreement to sell AEP River Operations LLC to a nonaffiliated party. The sale closed in November 2015. For the years ended December 31, 2015, 2014 and 2013, I&M recorded expenses of $19 million, $24 million and $24 million, respectively, for these activities.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System.  APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement.  The AEP subsidiaries recorded these billings as capital or maintenance expenses depending on the nature of the services received.  These billings are recoverable from customers.  The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$0.1	$0.1	$—
AGR	2.7	2.8	—
I&M	2.5	1.7	2.5
KPCo	1.3	1.2	0.7
OPCo	—	—	4.7
PSO	0.2	0.3	0.6
SWEPCo	0.8	0.1	0.2

Affiliate Railcar Agreement (Applies to APCo, I&M, PSO and SWEPCo)

Certain AEP subsidiaries have an agreement providing for the use of each other’s leased or owned railcars when available.  The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar.  The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers.  The following tables show the net effect of the railcar agreement on the balance sheets:

	December 31, 2015
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
APCo	$—	$—	$0.3	$0.3
I&M	—	—	0.4	1.2
PSO	—	0.6	—	0.6
SWEPCo	—	1.8	0.6	—

	December 31, 2014
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
I&M	$0.3	$—	$0.1	$1.1
PSO	0.1	1.3	—	0.7
SWEPCo	0.1	2.2	0.2	—

OVEC (Applies to APCo, I&M and OPCo)

AEP and several nonaffiliated utility companies jointly own OVEC.  As of December 31, 2015, the ownership and investment in OVEC were as follows:

	December 31, 2015
Company	Ownership	Investment
		(in millions)
Parent	39.17%	$4.0
OPCo	4.30%	0.4
Total	43.47%	$4.4

OVEC’s owners, along with APCo and I&M, are members to an intercompany power agreement.  Participants of this agreement are entitled to receive and obligated to pay for all OVEC generating capacity, approximately 2,400 MWs, in proportion to their respective power participation ratios.  The aggregate power participation ratio of certain AEP utility subsidiaries, including APCo, I&M and OPCo, is 43.47%.  The proceeds from the sale of power by OVEC are designed to be sufficient for OVEC to meet its operating expenses and fixed costs and provide a return on capital.  The intercompany power agreement ends in June 2040.

AEP and other nonaffiliated owners authorized environmental investments related to their ownership interests. OVEC financed capital expenditures totaling $1.3 billion in connection with the engineering and construction of FGD projects and the associated waste disposal landfills at its two generation plants.  These environmental projects were funded through debt issuances.  As of December 31, 2015, both generation plants were operating with environmental controls.

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2015, 2014 and 2013 were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$87.2	$96.9	$104.4
I&M	43.7	48.5	52.2
OPCo	110.8	123.1	132.6

The amounts above are included in Purchased Electricity for Resale on the statements of income.

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property.  There were no gains or losses recorded on the transactions.  The following tables show the sales and purchases, recorded at net book value, for the years ended December 31, 2015, 2014 and 2013:

Sales

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$9.4	$3.0	$3.2
I&M	3.0	1.3	5.0
OPCo	2.4	0.5	59.8
PSO	7.1	0.5	5.7
SWEPCo	0.8	1.2	1.6

Purchases

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$8.6	$0.9	$5.2
I&M	8.1	1.4	1.0
OPCo	2.1	1.9	5.3
PSO	0.6	2.1	1.7
SWEPCo	7.4	4.0	8.4

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical.  The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies.  The billings for services are made at cost and include no compensation for the use of equity capital.

Ohio Power Co [Member]
Related Party Transactions
RELATED PARTY TRANSACTIONS

The disclosures in this note apply to all Registrant Subsidiaries unless indicated otherwise.

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 12 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 14.

Interconnection Agreement

In accordance with management’s December 2010 announcement and October 2012 filing with the FERC, the Interconnection Agreement was terminated effective January 1, 2014.  The AEP System Interim Allowance Agreement which provided for, among other things, the transfer of SO2 emission allowances associated with transactions under the Interconnection Agreement was also terminated.

APCo, I&M, KPCo, OPCo and AEPSC were parties to the Interconnection Agreement which defined the sharing of costs and benefits associated with the respective generation plants.  This sharing was based upon each AEP utility subsidiary’s MLR and was calculated monthly on the basis of each AEP utility subsidiary’s maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months.

Effective January 1, 2014, the FERC approved the following agreements. See “Corporate Separation” section of Note 1.

•
A Power Coordination Agreement (PCA) among APCo, I&M and KPCo with AEPSC as the agent to coordinate the participants’ respective power supply resources. Effective May 2015, the PCA was revised and approved by the FERC to include WPCo.

•	A Bridge Agreement among AGR, APCo, I&M, KPCo and OPCo with AEPSC as the agent to address open commitments related to the termination of the Interconnection Agreement and responsibilities to PJM.

•	A Power Supply Agreement between AGR and OPCo for AGR to supply capacity and the energy needs of OPCo’s retail load.

AEPSC conducts power, capacity, coal, natural gas, interest rate and, to a lesser extent, heating oil, gasoline and other risk management activities on behalf of APCo, I&M, KPCo, PSO, SWEPCo and WPCo. Effective January 1, 2014 and revised in May 2015, power and natural gas risk management activities for APCo, I&M, KPCo and WPCo are allocated based on the four member companies’ respective equity positions, while power and natural gas risk management activities for PSO and SWEPCo are allocated based on the Operating Agreement. Prior to January 1, 2014, power and natural gas risk management activities were allocated under the SIA to former members of the Interconnection Agreement, PSO and SWEPCo. Risk management activities primarily include power and natural gas physical transactions, financially-settled swaps and exchange-traded futures.  AEPSC settles the majority of the physical forward contracts by entering into offsetting contracts. Effective January 1, 2014 and with the transfer of OPCo’s generation assets to AGR, AEPSC conducts only gasoline, diesel fuel, energy procurement and risk management activities on OPCo’s behalf.

Operating Agreement (Applies to PSO and SWEPCo)

PSO, SWEPCo and AEPSC are parties to the Operating Agreement which was approved by the FERC.  The Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. In January 2014, the FERC approved a modification of the Operating Agreement to address changes resulting from an anticipated March 2014 SPP power market change. Subsequently and in March 2014, SPP changed from an energy imbalance service market to a fully integrated power market. In alignment with the new SPP integrated power market and according to the modified Operating Agreement, PSO and SWEPCo operate as standalone entities and offer their respective generation into the SPP power market. SPP then economically dispatches resources. By offering their resources separately, PSO and SWEPCo no longer purchase or sell energy to each other to serve their respective internal load or off-system sales.
System Integration Agreement (SIA) (Applies to APCo, I&M, PSO and SWEPCo)

Under the SIA, AEPSC allocates physical and financial revenues and expenses from transactions with neighboring utilities, power marketers and other power and natural gas risk management activities based upon the location of such activity. Margins resulting from trading and marketing activities originating in PJM and MISO generally accrue to the benefit of APCo, I&M, KPCo and WPCo, while trading and marketing activities originating in SPP generally accrue to the benefit of PSO and SWEPCo.  Margins resulting from other transactions are allocated among APCo, I&M, KPCo, PSO, SWEPCo and WPCo based upon the equity positions of these companies.

The SIA was designed to function as an umbrella agreement in addition to the Interconnection Agreement (prior to January 1, 2014) and the Operating Agreement, each of which controlled the distribution of revenues and expenses.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales under the Interconnection Agreement, direct sales to affiliates, net transmission agreement sales and other revenues for the years ended December 31, 2015, 2014 and 2013:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	10.6	17.1	—	—	—
Direct Sales to AEPEP	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	0.7	8.4	35.5	0.2	15.2
Other Revenues	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$147.8	$27.4	$84.1	$4.6	$16.6

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Sales under Interconnection Agreement (b)	$0.2	$0.5	$1.1	$—	$—
Direct Sales to East Affiliates	141.7	—	—	3.8	10.1
Direct Sales to West Affiliates	0.6	0.4	—	—	0.3
Direct Sales to AEPEP	—	—	44.1	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1.6)	1.7	104.1	—	14.1
Other Revenues	3.6	1.6	15.9	3.3	1.8
Total Affiliated Revenues	$144.5	$4.2	$165.2	$7.1	$26.3

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193.7	$218.2	$924.3	$—	$—
Direct Sales to East Affiliates	129.0	—	152.7	—	—
Direct Sales to West Affiliates	0.6	0.4	0.8	10.8	35.4
Direct Sales to AEPEP	—	—	—	—	(0.1)
Transmission Agreement and Transmission Coordination Agreement Sales	0.4	(0.7)	53.4	—	14.7
Other Revenues	23.8	1.5	35.7	3.4	1.8
Total Affiliated Revenues	$347.5	$219.4	$1,166.9	$14.2	$51.8

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

The following tables show the purchased power expenses incurred for purchases under the Interconnection Agreement and from affiliates for the years ended December 31, 2015, 2014 and 2013:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR	$—	$—	$238.5	$—	$—
Auction Purchases from AEPEP (a)	—	—	225.2	—	—
Auction Purchases from AEPSC (a)	—	—	32.7	—	—
Direct Purchases from AEGCo	—	232.1	—	—	—
Total Affiliated Purchases	$—	$232.1	$496.4	$—	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (b)	$4.7	$1.6	$0.1	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.0	—
Direct Purchases from West Affiliates	—	—	—	10.0	3.8
Direct Purchases from AGR	—	—	1,148.2	—	—
Direct Purchases from AEPEP	—	—	44.4	—	—
Direct Purchases from AEGCo	—	268.4	—	—	—
Total Affiliated Purchases	$4.7	$270.0	$1,192.7	$11.0	$3.8

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830.9	$181.7	$199.3	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.5	0.4
Direct Purchases from West Affiliates	—	—	—	35.4	10.8
Direct Purchases from AEGCo	—	251.5	148.4	—	—
Natural Gas Purchases from AEPES	—	—	2.0	—	—
Total Affiliated Purchases	$830.9	$433.2	$349.7	$36.9	$11.2

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates, respectively, on the Registrant Subsidiaries’ statements of income.  Since the Registrant Subsidiaries are included in AEP’s consolidated results, the above summarized related party transactions are eliminated in total in AEP’s consolidated revenues and expenses.

System Transmission Integration Agreement (STIA)

AEP’s STIA provided for the integration and coordination of the planning, operation and maintenance of transmission facilities. Since the FERC approved the cancellation of the STIA effective June 1, 2014, the coordinated planning, operation and maintenance of transmission facilities are the responsibility of the RTOs and the STIA is no longer necessary. Similar to the SIA, the STIA functioned as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The TA and TCA are both still active. The STIA contained two service schedules that governed:

•	The allocation of transmission costs and revenues.

•	The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

APCo, I&M, KGPCo, KPCo, OPCo and WPCo are parties to the TA, effective November 2010, which defines how transmission costs through PJM OATT are allocated among the AEP East Companies, KGPCo and WPCo on a 12-month average coincident peak basis.

The following table shows the net charges recorded by the Registrant Subsidiaries for the years ended December 31, 2015, 2014 and 2013 related to the TA:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$92.7	$84.7	$40.6
I&M	38.0	39.7	19.9
OPCo	81.0	17.0	8.9

The charges shown above are recorded in Other Operation expenses on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries.  The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement.  This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Under the TCA, the parties to the agreement delegated to AEPSC the responsibility of monitoring the reliability of their transmission systems and administering the OATT on their behalf.  The allocations have been governed by the FERC-approved OATT for the SPP.

The following table shows the net (revenues) expenses allocated among parties to the TCA pursuant to the SPP OATT protocols as described above for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
PSO	$15.0	$14.1	$14.7
SWEPCo	(15.0)	(14.1)	(14.7)

The net (revenues) expenses shown above are recorded in Sales to AEP Affiliates on SWEPCo’s statements of income and Other Operation expenses on PSO’s statements of income.

Ohio Auctions (Applies to APCo, I&M and OPCo)

In connection with OPCo’s June 2012 - May 2015 ESP, the PUCO ordered OPCo to conduct energy and capacity auctions for its entire SSO load for delivery beginning in June 2015. AEPEP, APCo, KPCo, I&M and WPCo participated in the auction process and were awarded tranches of OPCo’s SSO load. Refer to the Affiliated Revenues and Purchases section above for amounts related to these transactions. See Note 10 - Derivatives and Hedging for further information.

Unit Power Agreements (UPA) (Applies to I&M and OPCo)

Lawrenceburg UPA

In March 2007, OPCo and AEGCo entered into a 10-year UPA for the entire output from the Lawrenceburg Generating Station effective with AEGCo’s purchase of the plant in May 2007.  Effective January 1, 2014, the Lawrenceburg UPA was assigned by OPCo to AGR. AGR has an option to extend the UPA for an additional two years.  I&M operates the plant under an agreement with AEGCo.  Under the UPA, AGR pays AEGCo for the capacity, depreciation, fuel, operation and maintenance and tax expenses.  These payments are due regardless of whether the plant is operating.  The fuel and operation and maintenance payments are based on actual costs incurred.  All expenses are trued up periodically.

UPA between AEGCo and I&M

A UPA between AEGCo and I&M (the I&M Power Agreement) provides for the sale by AEGCo to I&M of all the power (and the energy associated therewith) available to AEGCo at the Rockport Plant unless it is sold to another utility.  Subsequently, I&M assigns 30% of the power to KPCo.  See the “UPA between AEGCo and KPCo” section below.  I&M is obligated, whether or not power is available from AEGCo, to pay as a demand charge for the right to receive such power (and as an energy charge for any associated energy taken by I&M) net of amounts received by AEGCo from any other sources, sufficient to enable AEGCo to pay all its operating and other expenses, including a rate of return on the common equity of AEGCo as approved by the FERC.  The I&M Power Agreement will continue in effect until the expiration of the lease term of Unit 2 of the Rockport Plant unless extended in specified circumstances.

UPA between AEGCo and KPCo

Pursuant to an assignment between I&M and KPCo and a UPA between KPCo and AEGCo, AEGCo sells KPCo 30% of the power (and the energy associated therewith) available to AEGCo from both units of the Rockport Plant.  KPCo pays to AEGCo in consideration for the right to receive such power the same amounts which I&M would have paid AEGCo under the terms of the I&M Power Agreement for such entitlement.  The KPCo UPA ends in December 2022.

Cook Coal Terminal (Applies to I&M, OPCo, PSO and SWEPCo)

On August 1, 2013, OPCo transferred its interest in Cook Coal Terminal to AEGCo.  Cook Coal Terminal performs coal transloading and storage services at cost for I&M and OPCo.  OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expenses on the statements of income.  The coal transloading expenses in 2015, 2014 and 2013 were as follows:

AEGCo

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
I&M	$15.8	$16.2	$6.8
OPCo	—	—	0.3

OPCo

	Years Ended December 31,
Company	2013
	(in millions)
I&M	$15.6	(a)

(a)	Includes $7 million in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

I&M and OPCo recorded the cost of transloading services in Fuel on the balance sheet.
Cook Coal Terminal also performs railcar maintenance services at cost for I&M, PSO and SWEPCo.  Beginning August 1, 2013 and through corporate separation in Ohio on December 31, 2013, Cook Coal Terminal also performed railcar maintenance services at cost for OPCo.  OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expenses on the statements of income.  The railcar maintenance revenues in 2015, 2014 and 2013 were as follows:

AEGCo

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
I&M	$2.0	$2.5	$1.1
PSO	0.2	0.3	0.1
SWEPCo	2.8	3.3	1.2

OPCo

	Years Ended December 31,
Company	2013
	(in millions)
I&M	$1.3	(a)
PSO	0.1
SWEPCo	1.2

(a)	Includes $608 thousand in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

I&M Barging, Urea Transloading and Other Services (Applies to APCo, I&M and OPCo)

I&M provides barging, urea transloading and other transportation services to affiliates.  Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System.  I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income.  The affiliated companies recorded these costs paid to I&M as fuel expenses or other operation expenses.  The amounts of affiliated expenses were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$16.1	$22.7	$19.7
AGR	4.9	5.2	—
APCo	37.7	36.1	30.9
KPCo	4.6	5.0	0.1
OPCo	—	—	40.6
AEP River Operations LLC – (Nonutility Subsidiary of AEP)	15.5	25.3	22.6

Services Provided by AEP River Operations LLC (Applies to I&M)

AEP River Operations LLC provided services for barge towing, chartering and general and administrative expenses to I&M.  The costs are recorded by I&M as Other Operation expenses.  In October 2015, AEP signed a Purchase and Sale Agreement to sell AEP River Operations LLC to a nonaffiliated party. The sale closed in November 2015. For the years ended December 31, 2015, 2014 and 2013, I&M recorded expenses of $19 million, $24 million and $24 million, respectively, for these activities.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System.  APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement.  The AEP subsidiaries recorded these billings as capital or maintenance expenses depending on the nature of the services received.  These billings are recoverable from customers.  The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$0.1	$0.1	$—
AGR	2.7	2.8	—
I&M	2.5	1.7	2.5
KPCo	1.3	1.2	0.7
OPCo	—	—	4.7
PSO	0.2	0.3	0.6
SWEPCo	0.8	0.1	0.2

Affiliate Railcar Agreement (Applies to APCo, I&M, PSO and SWEPCo)

Certain AEP subsidiaries have an agreement providing for the use of each other’s leased or owned railcars when available.  The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar.  The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers.  The following tables show the net effect of the railcar agreement on the balance sheets:

	December 31, 2015
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
APCo	$—	$—	$0.3	$0.3
I&M	—	—	0.4	1.2
PSO	—	0.6	—	0.6
SWEPCo	—	1.8	0.6	—

	December 31, 2014
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
I&M	$0.3	$—	$0.1	$1.1
PSO	0.1	1.3	—	0.7
SWEPCo	0.1	2.2	0.2	—

OVEC (Applies to APCo, I&M and OPCo)

AEP and several nonaffiliated utility companies jointly own OVEC.  As of December 31, 2015, the ownership and investment in OVEC were as follows:

	December 31, 2015
Company	Ownership	Investment
		(in millions)
Parent	39.17%	$4.0
OPCo	4.30%	0.4
Total	43.47%	$4.4

OVEC’s owners, along with APCo and I&M, are members to an intercompany power agreement.  Participants of this agreement are entitled to receive and obligated to pay for all OVEC generating capacity, approximately 2,400 MWs, in proportion to their respective power participation ratios.  The aggregate power participation ratio of certain AEP utility subsidiaries, including APCo, I&M and OPCo, is 43.47%.  The proceeds from the sale of power by OVEC are designed to be sufficient for OVEC to meet its operating expenses and fixed costs and provide a return on capital.  The intercompany power agreement ends in June 2040.

AEP and other nonaffiliated owners authorized environmental investments related to their ownership interests. OVEC financed capital expenditures totaling $1.3 billion in connection with the engineering and construction of FGD projects and the associated waste disposal landfills at its two generation plants.  These environmental projects were funded through debt issuances.  As of December 31, 2015, both generation plants were operating with environmental controls.

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2015, 2014 and 2013 were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$87.2	$96.9	$104.4
I&M	43.7	48.5	52.2
OPCo	110.8	123.1	132.6

The amounts above are included in Purchased Electricity for Resale on the statements of income.

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property.  There were no gains or losses recorded on the transactions.  The following tables show the sales and purchases, recorded at net book value, for the years ended December 31, 2015, 2014 and 2013:

Sales

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$9.4	$3.0	$3.2
I&M	3.0	1.3	5.0
OPCo	2.4	0.5	59.8
PSO	7.1	0.5	5.7
SWEPCo	0.8	1.2	1.6

Purchases

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$8.6	$0.9	$5.2
I&M	8.1	1.4	1.0
OPCo	2.1	1.9	5.3
PSO	0.6	2.1	1.7
SWEPCo	7.4	4.0	8.4

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical.  The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies.  The billings for services are made at cost and include no compensation for the use of equity capital.

Public Service Co Of Oklahoma [Member]
Related Party Transactions
RELATED PARTY TRANSACTIONS

The disclosures in this note apply to all Registrant Subsidiaries unless indicated otherwise.

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 12 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 14.

Interconnection Agreement

In accordance with management’s December 2010 announcement and October 2012 filing with the FERC, the Interconnection Agreement was terminated effective January 1, 2014.  The AEP System Interim Allowance Agreement which provided for, among other things, the transfer of SO2 emission allowances associated with transactions under the Interconnection Agreement was also terminated.

APCo, I&M, KPCo, OPCo and AEPSC were parties to the Interconnection Agreement which defined the sharing of costs and benefits associated with the respective generation plants.  This sharing was based upon each AEP utility subsidiary’s MLR and was calculated monthly on the basis of each AEP utility subsidiary’s maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months.

Effective January 1, 2014, the FERC approved the following agreements. See “Corporate Separation” section of Note 1.

•
A Power Coordination Agreement (PCA) among APCo, I&M and KPCo with AEPSC as the agent to coordinate the participants’ respective power supply resources. Effective May 2015, the PCA was revised and approved by the FERC to include WPCo.

•	A Bridge Agreement among AGR, APCo, I&M, KPCo and OPCo with AEPSC as the agent to address open commitments related to the termination of the Interconnection Agreement and responsibilities to PJM.

•	A Power Supply Agreement between AGR and OPCo for AGR to supply capacity and the energy needs of OPCo’s retail load.

AEPSC conducts power, capacity, coal, natural gas, interest rate and, to a lesser extent, heating oil, gasoline and other risk management activities on behalf of APCo, I&M, KPCo, PSO, SWEPCo and WPCo. Effective January 1, 2014 and revised in May 2015, power and natural gas risk management activities for APCo, I&M, KPCo and WPCo are allocated based on the four member companies’ respective equity positions, while power and natural gas risk management activities for PSO and SWEPCo are allocated based on the Operating Agreement. Prior to January 1, 2014, power and natural gas risk management activities were allocated under the SIA to former members of the Interconnection Agreement, PSO and SWEPCo. Risk management activities primarily include power and natural gas physical transactions, financially-settled swaps and exchange-traded futures.  AEPSC settles the majority of the physical forward contracts by entering into offsetting contracts. Effective January 1, 2014 and with the transfer of OPCo’s generation assets to AGR, AEPSC conducts only gasoline, diesel fuel, energy procurement and risk management activities on OPCo’s behalf.

Operating Agreement (Applies to PSO and SWEPCo)

PSO, SWEPCo and AEPSC are parties to the Operating Agreement which was approved by the FERC.  The Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. In January 2014, the FERC approved a modification of the Operating Agreement to address changes resulting from an anticipated March 2014 SPP power market change. Subsequently and in March 2014, SPP changed from an energy imbalance service market to a fully integrated power market. In alignment with the new SPP integrated power market and according to the modified Operating Agreement, PSO and SWEPCo operate as standalone entities and offer their respective generation into the SPP power market. SPP then economically dispatches resources. By offering their resources separately, PSO and SWEPCo no longer purchase or sell energy to each other to serve their respective internal load or off-system sales.
System Integration Agreement (SIA) (Applies to APCo, I&M, PSO and SWEPCo)

Under the SIA, AEPSC allocates physical and financial revenues and expenses from transactions with neighboring utilities, power marketers and other power and natural gas risk management activities based upon the location of such activity. Margins resulting from trading and marketing activities originating in PJM and MISO generally accrue to the benefit of APCo, I&M, KPCo and WPCo, while trading and marketing activities originating in SPP generally accrue to the benefit of PSO and SWEPCo.  Margins resulting from other transactions are allocated among APCo, I&M, KPCo, PSO, SWEPCo and WPCo based upon the equity positions of these companies.

The SIA was designed to function as an umbrella agreement in addition to the Interconnection Agreement (prior to January 1, 2014) and the Operating Agreement, each of which controlled the distribution of revenues and expenses.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales under the Interconnection Agreement, direct sales to affiliates, net transmission agreement sales and other revenues for the years ended December 31, 2015, 2014 and 2013:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	10.6	17.1	—	—	—
Direct Sales to AEPEP	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	0.7	8.4	35.5	0.2	15.2
Other Revenues	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$147.8	$27.4	$84.1	$4.6	$16.6

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Sales under Interconnection Agreement (b)	$0.2	$0.5	$1.1	$—	$—
Direct Sales to East Affiliates	141.7	—	—	3.8	10.1
Direct Sales to West Affiliates	0.6	0.4	—	—	0.3
Direct Sales to AEPEP	—	—	44.1	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1.6)	1.7	104.1	—	14.1
Other Revenues	3.6	1.6	15.9	3.3	1.8
Total Affiliated Revenues	$144.5	$4.2	$165.2	$7.1	$26.3

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193.7	$218.2	$924.3	$—	$—
Direct Sales to East Affiliates	129.0	—	152.7	—	—
Direct Sales to West Affiliates	0.6	0.4	0.8	10.8	35.4
Direct Sales to AEPEP	—	—	—	—	(0.1)
Transmission Agreement and Transmission Coordination Agreement Sales	0.4	(0.7)	53.4	—	14.7
Other Revenues	23.8	1.5	35.7	3.4	1.8
Total Affiliated Revenues	$347.5	$219.4	$1,166.9	$14.2	$51.8

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

The following tables show the purchased power expenses incurred for purchases under the Interconnection Agreement and from affiliates for the years ended December 31, 2015, 2014 and 2013:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR	$—	$—	$238.5	$—	$—
Auction Purchases from AEPEP (a)	—	—	225.2	—	—
Auction Purchases from AEPSC (a)	—	—	32.7	—	—
Direct Purchases from AEGCo	—	232.1	—	—	—
Total Affiliated Purchases	$—	$232.1	$496.4	$—	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (b)	$4.7	$1.6	$0.1	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.0	—
Direct Purchases from West Affiliates	—	—	—	10.0	3.8
Direct Purchases from AGR	—	—	1,148.2	—	—
Direct Purchases from AEPEP	—	—	44.4	—	—
Direct Purchases from AEGCo	—	268.4	—	—	—
Total Affiliated Purchases	$4.7	$270.0	$1,192.7	$11.0	$3.8

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830.9	$181.7	$199.3	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.5	0.4
Direct Purchases from West Affiliates	—	—	—	35.4	10.8
Direct Purchases from AEGCo	—	251.5	148.4	—	—
Natural Gas Purchases from AEPES	—	—	2.0	—	—
Total Affiliated Purchases	$830.9	$433.2	$349.7	$36.9	$11.2

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates, respectively, on the Registrant Subsidiaries’ statements of income.  Since the Registrant Subsidiaries are included in AEP’s consolidated results, the above summarized related party transactions are eliminated in total in AEP’s consolidated revenues and expenses.

System Transmission Integration Agreement (STIA)

AEP’s STIA provided for the integration and coordination of the planning, operation and maintenance of transmission facilities. Since the FERC approved the cancellation of the STIA effective June 1, 2014, the coordinated planning, operation and maintenance of transmission facilities are the responsibility of the RTOs and the STIA is no longer necessary. Similar to the SIA, the STIA functioned as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The TA and TCA are both still active. The STIA contained two service schedules that governed:

•	The allocation of transmission costs and revenues.

•	The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

APCo, I&M, KGPCo, KPCo, OPCo and WPCo are parties to the TA, effective November 2010, which defines how transmission costs through PJM OATT are allocated among the AEP East Companies, KGPCo and WPCo on a 12-month average coincident peak basis.

The following table shows the net charges recorded by the Registrant Subsidiaries for the years ended December 31, 2015, 2014 and 2013 related to the TA:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$92.7	$84.7	$40.6
I&M	38.0	39.7	19.9
OPCo	81.0	17.0	8.9

The charges shown above are recorded in Other Operation expenses on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries.  The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement.  This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Under the TCA, the parties to the agreement delegated to AEPSC the responsibility of monitoring the reliability of their transmission systems and administering the OATT on their behalf.  The allocations have been governed by the FERC-approved OATT for the SPP.

The following table shows the net (revenues) expenses allocated among parties to the TCA pursuant to the SPP OATT protocols as described above for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
PSO	$15.0	$14.1	$14.7
SWEPCo	(15.0)	(14.1)	(14.7)

The net (revenues) expenses shown above are recorded in Sales to AEP Affiliates on SWEPCo’s statements of income and Other Operation expenses on PSO’s statements of income.

Ohio Auctions (Applies to APCo, I&M and OPCo)

In connection with OPCo’s June 2012 - May 2015 ESP, the PUCO ordered OPCo to conduct energy and capacity auctions for its entire SSO load for delivery beginning in June 2015. AEPEP, APCo, KPCo, I&M and WPCo participated in the auction process and were awarded tranches of OPCo’s SSO load. Refer to the Affiliated Revenues and Purchases section above for amounts related to these transactions. See Note 10 - Derivatives and Hedging for further information.

Unit Power Agreements (UPA) (Applies to I&M and OPCo)

Lawrenceburg UPA

In March 2007, OPCo and AEGCo entered into a 10-year UPA for the entire output from the Lawrenceburg Generating Station effective with AEGCo’s purchase of the plant in May 2007.  Effective January 1, 2014, the Lawrenceburg UPA was assigned by OPCo to AGR. AGR has an option to extend the UPA for an additional two years.  I&M operates the plant under an agreement with AEGCo.  Under the UPA, AGR pays AEGCo for the capacity, depreciation, fuel, operation and maintenance and tax expenses.  These payments are due regardless of whether the plant is operating.  The fuel and operation and maintenance payments are based on actual costs incurred.  All expenses are trued up periodically.

UPA between AEGCo and I&M

A UPA between AEGCo and I&M (the I&M Power Agreement) provides for the sale by AEGCo to I&M of all the power (and the energy associated therewith) available to AEGCo at the Rockport Plant unless it is sold to another utility.  Subsequently, I&M assigns 30% of the power to KPCo.  See the “UPA between AEGCo and KPCo” section below.  I&M is obligated, whether or not power is available from AEGCo, to pay as a demand charge for the right to receive such power (and as an energy charge for any associated energy taken by I&M) net of amounts received by AEGCo from any other sources, sufficient to enable AEGCo to pay all its operating and other expenses, including a rate of return on the common equity of AEGCo as approved by the FERC.  The I&M Power Agreement will continue in effect until the expiration of the lease term of Unit 2 of the Rockport Plant unless extended in specified circumstances.

UPA between AEGCo and KPCo

Pursuant to an assignment between I&M and KPCo and a UPA between KPCo and AEGCo, AEGCo sells KPCo 30% of the power (and the energy associated therewith) available to AEGCo from both units of the Rockport Plant.  KPCo pays to AEGCo in consideration for the right to receive such power the same amounts which I&M would have paid AEGCo under the terms of the I&M Power Agreement for such entitlement.  The KPCo UPA ends in December 2022.

Cook Coal Terminal (Applies to I&M, OPCo, PSO and SWEPCo)

On August 1, 2013, OPCo transferred its interest in Cook Coal Terminal to AEGCo.  Cook Coal Terminal performs coal transloading and storage services at cost for I&M and OPCo.  OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expenses on the statements of income.  The coal transloading expenses in 2015, 2014 and 2013 were as follows:

AEGCo

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
I&M	$15.8	$16.2	$6.8
OPCo	—	—	0.3

OPCo

	Years Ended December 31,
Company	2013
	(in millions)
I&M	$15.6	(a)

(a)	Includes $7 million in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

I&M and OPCo recorded the cost of transloading services in Fuel on the balance sheet.
Cook Coal Terminal also performs railcar maintenance services at cost for I&M, PSO and SWEPCo.  Beginning August 1, 2013 and through corporate separation in Ohio on December 31, 2013, Cook Coal Terminal also performed railcar maintenance services at cost for OPCo.  OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expenses on the statements of income.  The railcar maintenance revenues in 2015, 2014 and 2013 were as follows:

AEGCo

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
I&M	$2.0	$2.5	$1.1
PSO	0.2	0.3	0.1
SWEPCo	2.8	3.3	1.2

OPCo

	Years Ended December 31,
Company	2013
	(in millions)
I&M	$1.3	(a)
PSO	0.1
SWEPCo	1.2

(a)	Includes $608 thousand in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

I&M Barging, Urea Transloading and Other Services (Applies to APCo, I&M and OPCo)

I&M provides barging, urea transloading and other transportation services to affiliates.  Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System.  I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income.  The affiliated companies recorded these costs paid to I&M as fuel expenses or other operation expenses.  The amounts of affiliated expenses were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$16.1	$22.7	$19.7
AGR	4.9	5.2	—
APCo	37.7	36.1	30.9
KPCo	4.6	5.0	0.1
OPCo	—	—	40.6
AEP River Operations LLC – (Nonutility Subsidiary of AEP)	15.5	25.3	22.6

Services Provided by AEP River Operations LLC (Applies to I&M)

AEP River Operations LLC provided services for barge towing, chartering and general and administrative expenses to I&M.  The costs are recorded by I&M as Other Operation expenses.  In October 2015, AEP signed a Purchase and Sale Agreement to sell AEP River Operations LLC to a nonaffiliated party. The sale closed in November 2015. For the years ended December 31, 2015, 2014 and 2013, I&M recorded expenses of $19 million, $24 million and $24 million, respectively, for these activities.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System.  APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement.  The AEP subsidiaries recorded these billings as capital or maintenance expenses depending on the nature of the services received.  These billings are recoverable from customers.  The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$0.1	$0.1	$—
AGR	2.7	2.8	—
I&M	2.5	1.7	2.5
KPCo	1.3	1.2	0.7
OPCo	—	—	4.7
PSO	0.2	0.3	0.6
SWEPCo	0.8	0.1	0.2

Affiliate Railcar Agreement (Applies to APCo, I&M, PSO and SWEPCo)

Certain AEP subsidiaries have an agreement providing for the use of each other’s leased or owned railcars when available.  The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar.  The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers.  The following tables show the net effect of the railcar agreement on the balance sheets:

	December 31, 2015
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
APCo	$—	$—	$0.3	$0.3
I&M	—	—	0.4	1.2
PSO	—	0.6	—	0.6
SWEPCo	—	1.8	0.6	—

	December 31, 2014
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
I&M	$0.3	$—	$0.1	$1.1
PSO	0.1	1.3	—	0.7
SWEPCo	0.1	2.2	0.2	—

OVEC (Applies to APCo, I&M and OPCo)

AEP and several nonaffiliated utility companies jointly own OVEC.  As of December 31, 2015, the ownership and investment in OVEC were as follows:

	December 31, 2015
Company	Ownership	Investment
		(in millions)
Parent	39.17%	$4.0
OPCo	4.30%	0.4
Total	43.47%	$4.4

OVEC’s owners, along with APCo and I&M, are members to an intercompany power agreement.  Participants of this agreement are entitled to receive and obligated to pay for all OVEC generating capacity, approximately 2,400 MWs, in proportion to their respective power participation ratios.  The aggregate power participation ratio of certain AEP utility subsidiaries, including APCo, I&M and OPCo, is 43.47%.  The proceeds from the sale of power by OVEC are designed to be sufficient for OVEC to meet its operating expenses and fixed costs and provide a return on capital.  The intercompany power agreement ends in June 2040.

AEP and other nonaffiliated owners authorized environmental investments related to their ownership interests. OVEC financed capital expenditures totaling $1.3 billion in connection with the engineering and construction of FGD projects and the associated waste disposal landfills at its two generation plants.  These environmental projects were funded through debt issuances.  As of December 31, 2015, both generation plants were operating with environmental controls.

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2015, 2014 and 2013 were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$87.2	$96.9	$104.4
I&M	43.7	48.5	52.2
OPCo	110.8	123.1	132.6

The amounts above are included in Purchased Electricity for Resale on the statements of income.

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property.  There were no gains or losses recorded on the transactions.  The following tables show the sales and purchases, recorded at net book value, for the years ended December 31, 2015, 2014 and 2013:

Sales

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$9.4	$3.0	$3.2
I&M	3.0	1.3	5.0
OPCo	2.4	0.5	59.8
PSO	7.1	0.5	5.7
SWEPCo	0.8	1.2	1.6

Purchases

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$8.6	$0.9	$5.2
I&M	8.1	1.4	1.0
OPCo	2.1	1.9	5.3
PSO	0.6	2.1	1.7
SWEPCo	7.4	4.0	8.4

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical.  The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies.  The billings for services are made at cost and include no compensation for the use of equity capital.

Southwestern Electric Power Co [Member]
Related Party Transactions
RELATED PARTY TRANSACTIONS

The disclosures in this note apply to all Registrant Subsidiaries unless indicated otherwise.

For other related party transactions, also see “AEP System Tax Allocation Agreement” section of Note 12 in addition to “Utility Money Pool – AEP System” and “Sale of Receivables – AEP Credit” sections of Note 14.

Interconnection Agreement

In accordance with management’s December 2010 announcement and October 2012 filing with the FERC, the Interconnection Agreement was terminated effective January 1, 2014.  The AEP System Interim Allowance Agreement which provided for, among other things, the transfer of SO2 emission allowances associated with transactions under the Interconnection Agreement was also terminated.

APCo, I&M, KPCo, OPCo and AEPSC were parties to the Interconnection Agreement which defined the sharing of costs and benefits associated with the respective generation plants.  This sharing was based upon each AEP utility subsidiary’s MLR and was calculated monthly on the basis of each AEP utility subsidiary’s maximum peak demand in relation to the sum of the maximum peak demands of all four AEP utility subsidiaries during the preceding 12 months.

Effective January 1, 2014, the FERC approved the following agreements. See “Corporate Separation” section of Note 1.

•
A Power Coordination Agreement (PCA) among APCo, I&M and KPCo with AEPSC as the agent to coordinate the participants’ respective power supply resources. Effective May 2015, the PCA was revised and approved by the FERC to include WPCo.

•	A Bridge Agreement among AGR, APCo, I&M, KPCo and OPCo with AEPSC as the agent to address open commitments related to the termination of the Interconnection Agreement and responsibilities to PJM.

•	A Power Supply Agreement between AGR and OPCo for AGR to supply capacity and the energy needs of OPCo’s retail load.

AEPSC conducts power, capacity, coal, natural gas, interest rate and, to a lesser extent, heating oil, gasoline and other risk management activities on behalf of APCo, I&M, KPCo, PSO, SWEPCo and WPCo. Effective January 1, 2014 and revised in May 2015, power and natural gas risk management activities for APCo, I&M, KPCo and WPCo are allocated based on the four member companies’ respective equity positions, while power and natural gas risk management activities for PSO and SWEPCo are allocated based on the Operating Agreement. Prior to January 1, 2014, power and natural gas risk management activities were allocated under the SIA to former members of the Interconnection Agreement, PSO and SWEPCo. Risk management activities primarily include power and natural gas physical transactions, financially-settled swaps and exchange-traded futures.  AEPSC settles the majority of the physical forward contracts by entering into offsetting contracts. Effective January 1, 2014 and with the transfer of OPCo’s generation assets to AGR, AEPSC conducts only gasoline, diesel fuel, energy procurement and risk management activities on OPCo’s behalf.

Operating Agreement (Applies to PSO and SWEPCo)

PSO, SWEPCo and AEPSC are parties to the Operating Agreement which was approved by the FERC.  The Operating Agreement requires PSO and SWEPCo to maintain adequate annual planning reserve margins and requires that capacity in excess of the required margins be made available for sale to other operating companies as capacity commitments. In January 2014, the FERC approved a modification of the Operating Agreement to address changes resulting from an anticipated March 2014 SPP power market change. Subsequently and in March 2014, SPP changed from an energy imbalance service market to a fully integrated power market. In alignment with the new SPP integrated power market and according to the modified Operating Agreement, PSO and SWEPCo operate as standalone entities and offer their respective generation into the SPP power market. SPP then economically dispatches resources. By offering their resources separately, PSO and SWEPCo no longer purchase or sell energy to each other to serve their respective internal load or off-system sales.
System Integration Agreement (SIA) (Applies to APCo, I&M, PSO and SWEPCo)

Under the SIA, AEPSC allocates physical and financial revenues and expenses from transactions with neighboring utilities, power marketers and other power and natural gas risk management activities based upon the location of such activity. Margins resulting from trading and marketing activities originating in PJM and MISO generally accrue to the benefit of APCo, I&M, KPCo and WPCo, while trading and marketing activities originating in SPP generally accrue to the benefit of PSO and SWEPCo.  Margins resulting from other transactions are allocated among APCo, I&M, KPCo, PSO, SWEPCo and WPCo based upon the equity positions of these companies.

The SIA was designed to function as an umbrella agreement in addition to the Interconnection Agreement (prior to January 1, 2014) and the Operating Agreement, each of which controlled the distribution of revenues and expenses.

Affiliated Revenues and Purchases

The following tables show the revenues derived from sales under the Interconnection Agreement, direct sales to affiliates, net transmission agreement sales and other revenues for the years ended December 31, 2015, 2014 and 2013:

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	10.6	17.1	—	—	—
Direct Sales to AEPEP	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	0.7	8.4	35.5	0.2	15.2
Other Revenues	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$147.8	$27.4	$84.1	$4.6	$16.6

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Sales under Interconnection Agreement (b)	$0.2	$0.5	$1.1	$—	$—
Direct Sales to East Affiliates	141.7	—	—	3.8	10.1
Direct Sales to West Affiliates	0.6	0.4	—	—	0.3
Direct Sales to AEPEP	—	—	44.1	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1.6)	1.7	104.1	—	14.1
Other Revenues	3.6	1.6	15.9	3.3	1.8
Total Affiliated Revenues	$144.5	$4.2	$165.2	$7.1	$26.3

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Sales under Interconnection Agreement	$193.7	$218.2	$924.3	$—	$—
Direct Sales to East Affiliates	129.0	—	152.7	—	—
Direct Sales to West Affiliates	0.6	0.4	0.8	10.8	35.4
Direct Sales to AEPEP	—	—	—	—	(0.1)
Transmission Agreement and Transmission Coordination Agreement Sales	0.4	(0.7)	53.4	—	14.7
Other Revenues	23.8	1.5	35.7	3.4	1.8
Total Affiliated Revenues	$347.5	$219.4	$1,166.9	$14.2	$51.8

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

The following tables show the purchased power expenses incurred for purchases under the Interconnection Agreement and from affiliates for the years ended December 31, 2015, 2014 and 2013:

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR	$—	$—	$238.5	$—	$—
Auction Purchases from AEPEP (a)	—	—	225.2	—	—
Auction Purchases from AEPSC (a)	—	—	32.7	—	—
Direct Purchases from AEGCo	—	232.1	—	—	—
Total Affiliated Purchases	$—	$232.1	$496.4	$—	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (b)	$4.7	$1.6	$0.1	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.0	—
Direct Purchases from West Affiliates	—	—	—	10.0	3.8
Direct Purchases from AGR	—	—	1,148.2	—	—
Direct Purchases from AEPEP	—	—	44.4	—	—
Direct Purchases from AEGCo	—	268.4	—	—	—
Total Affiliated Purchases	$4.7	$270.0	$1,192.7	$11.0	$3.8

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2013
Purchases under Interconnection Agreement	$830.9	$181.7	$199.3	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.5	0.4
Direct Purchases from West Affiliates	—	—	—	35.4	10.8
Direct Purchases from AEGCo	—	251.5	148.4	—	—
Natural Gas Purchases from AEPES	—	—	2.0	—	—
Total Affiliated Purchases	$830.9	$433.2	$349.7	$36.9	$11.2

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

The above summarized related party revenues and expenses are reported in Sales to AEP Affiliates and Purchased Electricity from AEP Affiliates, respectively, on the Registrant Subsidiaries’ statements of income.  Since the Registrant Subsidiaries are included in AEP’s consolidated results, the above summarized related party transactions are eliminated in total in AEP’s consolidated revenues and expenses.

System Transmission Integration Agreement (STIA)

AEP’s STIA provided for the integration and coordination of the planning, operation and maintenance of transmission facilities. Since the FERC approved the cancellation of the STIA effective June 1, 2014, the coordinated planning, operation and maintenance of transmission facilities are the responsibility of the RTOs and the STIA is no longer necessary. Similar to the SIA, the STIA functioned as an umbrella agreement in addition to the Transmission Agreement (TA) and the Transmission Coordination Agreement (TCA). The TA and TCA are both still active. The STIA contained two service schedules that governed:

•	The allocation of transmission costs and revenues.

•	The allocation of third-party transmission costs and revenues and AEP System dispatch costs.

APCo, I&M, KGPCo, KPCo, OPCo and WPCo are parties to the TA, effective November 2010, which defines how transmission costs through PJM OATT are allocated among the AEP East Companies, KGPCo and WPCo on a 12-month average coincident peak basis.

The following table shows the net charges recorded by the Registrant Subsidiaries for the years ended December 31, 2015, 2014 and 2013 related to the TA:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$92.7	$84.7	$40.6
I&M	38.0	39.7	19.9
OPCo	81.0	17.0	8.9

The charges shown above are recorded in Other Operation expenses on the statements of income.

PSO, SWEPCo and AEPSC are parties to the TCA, dated January 1, 1997, by and among PSO, SWEPCo and AEPSC, in connection with the operation of the transmission assets of the two AEP utility subsidiaries.  The TCA has been approved by the FERC and establishes a coordinating committee, which is charged with overseeing the coordinated planning of the transmission facilities of the parties to the agreement.  This includes the performance of transmission planning studies, the interaction of such companies with independent system operators (ISO) and other regional bodies interested in transmission planning and compliance with the terms of the OATT filed with the FERC and the rules of the FERC relating to such a tariff.

Under the TCA, the parties to the agreement delegated to AEPSC the responsibility of monitoring the reliability of their transmission systems and administering the OATT on their behalf.  The allocations have been governed by the FERC-approved OATT for the SPP.

The following table shows the net (revenues) expenses allocated among parties to the TCA pursuant to the SPP OATT protocols as described above for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
PSO	$15.0	$14.1	$14.7
SWEPCo	(15.0)	(14.1)	(14.7)

The net (revenues) expenses shown above are recorded in Sales to AEP Affiliates on SWEPCo’s statements of income and Other Operation expenses on PSO’s statements of income.

Ohio Auctions (Applies to APCo, I&M and OPCo)

In connection with OPCo’s June 2012 - May 2015 ESP, the PUCO ordered OPCo to conduct energy and capacity auctions for its entire SSO load for delivery beginning in June 2015. AEPEP, APCo, KPCo, I&M and WPCo participated in the auction process and were awarded tranches of OPCo’s SSO load. Refer to the Affiliated Revenues and Purchases section above for amounts related to these transactions. See Note 10 - Derivatives and Hedging for further information.

Unit Power Agreements (UPA) (Applies to I&M and OPCo)

Lawrenceburg UPA

In March 2007, OPCo and AEGCo entered into a 10-year UPA for the entire output from the Lawrenceburg Generating Station effective with AEGCo’s purchase of the plant in May 2007.  Effective January 1, 2014, the Lawrenceburg UPA was assigned by OPCo to AGR. AGR has an option to extend the UPA for an additional two years.  I&M operates the plant under an agreement with AEGCo.  Under the UPA, AGR pays AEGCo for the capacity, depreciation, fuel, operation and maintenance and tax expenses.  These payments are due regardless of whether the plant is operating.  The fuel and operation and maintenance payments are based on actual costs incurred.  All expenses are trued up periodically.

UPA between AEGCo and I&M

A UPA between AEGCo and I&M (the I&M Power Agreement) provides for the sale by AEGCo to I&M of all the power (and the energy associated therewith) available to AEGCo at the Rockport Plant unless it is sold to another utility.  Subsequently, I&M assigns 30% of the power to KPCo.  See the “UPA between AEGCo and KPCo” section below.  I&M is obligated, whether or not power is available from AEGCo, to pay as a demand charge for the right to receive such power (and as an energy charge for any associated energy taken by I&M) net of amounts received by AEGCo from any other sources, sufficient to enable AEGCo to pay all its operating and other expenses, including a rate of return on the common equity of AEGCo as approved by the FERC.  The I&M Power Agreement will continue in effect until the expiration of the lease term of Unit 2 of the Rockport Plant unless extended in specified circumstances.

UPA between AEGCo and KPCo

Pursuant to an assignment between I&M and KPCo and a UPA between KPCo and AEGCo, AEGCo sells KPCo 30% of the power (and the energy associated therewith) available to AEGCo from both units of the Rockport Plant.  KPCo pays to AEGCo in consideration for the right to receive such power the same amounts which I&M would have paid AEGCo under the terms of the I&M Power Agreement for such entitlement.  The KPCo UPA ends in December 2022.

Cook Coal Terminal (Applies to I&M, OPCo, PSO and SWEPCo)

On August 1, 2013, OPCo transferred its interest in Cook Coal Terminal to AEGCo.  Cook Coal Terminal performs coal transloading and storage services at cost for I&M and OPCo.  OPCo included revenues for these services in Other Revenues – Affiliated and expenses in Other Operation expenses on the statements of income.  The coal transloading expenses in 2015, 2014 and 2013 were as follows:

AEGCo

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
I&M	$15.8	$16.2	$6.8
OPCo	—	—	0.3

OPCo

	Years Ended December 31,
Company	2013
	(in millions)
I&M	$15.6	(a)

(a)	Includes $7 million in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

I&M and OPCo recorded the cost of transloading services in Fuel on the balance sheet.
Cook Coal Terminal also performs railcar maintenance services at cost for I&M, PSO and SWEPCo.  Beginning August 1, 2013 and through corporate separation in Ohio on December 31, 2013, Cook Coal Terminal also performed railcar maintenance services at cost for OPCo.  OPCo included revenues for these services in Sales to AEP Affiliates and expenses in Other Operation expenses on the statements of income.  The railcar maintenance revenues in 2015, 2014 and 2013 were as follows:

AEGCo

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
I&M	$2.0	$2.5	$1.1
PSO	0.2	0.3	0.1
SWEPCo	2.8	3.3	1.2

OPCo

	Years Ended December 31,
Company	2013
	(in millions)
I&M	$1.3	(a)
PSO	0.1
SWEPCo	1.2

(a)	Includes $608 thousand in 2013 of amounts purchased by I&M on behalf of AEGCo for Rockport Plant through July 31, 2013.

I&M, PSO and SWEPCo recorded the cost of the railcar maintenance services in Fuel on the balance sheets.

I&M Barging, Urea Transloading and Other Services (Applies to APCo, I&M and OPCo)

I&M provides barging, urea transloading and other transportation services to affiliates.  Urea is a chemical used to control NOx emissions at certain generation plants in the AEP System.  I&M recorded revenues from barging, transloading and other services in Other Revenues – Affiliated on the statements of income.  The affiliated companies recorded these costs paid to I&M as fuel expenses or other operation expenses.  The amounts of affiliated expenses were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$16.1	$22.7	$19.7
AGR	4.9	5.2	—
APCo	37.7	36.1	30.9
KPCo	4.6	5.0	0.1
OPCo	—	—	40.6
AEP River Operations LLC – (Nonutility Subsidiary of AEP)	15.5	25.3	22.6

Services Provided by AEP River Operations LLC (Applies to I&M)

AEP River Operations LLC provided services for barge towing, chartering and general and administrative expenses to I&M.  The costs are recorded by I&M as Other Operation expenses.  In October 2015, AEP signed a Purchase and Sale Agreement to sell AEP River Operations LLC to a nonaffiliated party. The sale closed in November 2015. For the years ended December 31, 2015, 2014 and 2013, I&M recorded expenses of $19 million, $24 million and $24 million, respectively, for these activities.

Central Machine Shop

APCo operates a facility which repairs and rebuilds specialized components for the generation plants across the AEP System.  APCo defers the cost of performing these services on the balance sheet, then transfers the cost to the affiliate for reimbursement.  The AEP subsidiaries recorded these billings as capital or maintenance expenses depending on the nature of the services received.  These billings are recoverable from customers.  The following table provides the amounts billed by APCo to the following affiliates:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
AEGCo	$0.1	$0.1	$—
AGR	2.7	2.8	—
I&M	2.5	1.7	2.5
KPCo	1.3	1.2	0.7
OPCo	—	—	4.7
PSO	0.2	0.3	0.6
SWEPCo	0.8	0.1	0.2

Affiliate Railcar Agreement (Applies to APCo, I&M, PSO and SWEPCo)

Certain AEP subsidiaries have an agreement providing for the use of each other’s leased or owned railcars when available.  The agreement specifies that the company using the railcar will be billed, at cost, by the company furnishing the railcar.  The AEP subsidiaries recorded these costs or reimbursements as costs or reduction of costs, respectively, in Fuel on the balance sheets and such costs are recoverable from customers.  The following tables show the net effect of the railcar agreement on the balance sheets:

	December 31, 2015
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
APCo	$—	$—	$0.3	$0.3
I&M	—	—	0.4	1.2
PSO	—	0.6	—	0.6
SWEPCo	—	1.8	0.6	—

	December 31, 2014
	Billing Company

Billed Company	APCo	I&M	PSO	SWEPCo
	(in millions)
I&M	$0.3	$—	$0.1	$1.1
PSO	0.1	1.3	—	0.7
SWEPCo	0.1	2.2	0.2	—

OVEC (Applies to APCo, I&M and OPCo)

AEP and several nonaffiliated utility companies jointly own OVEC.  As of December 31, 2015, the ownership and investment in OVEC were as follows:

	December 31, 2015
Company	Ownership	Investment
		(in millions)
Parent	39.17%	$4.0
OPCo	4.30%	0.4
Total	43.47%	$4.4

OVEC’s owners, along with APCo and I&M, are members to an intercompany power agreement.  Participants of this agreement are entitled to receive and obligated to pay for all OVEC generating capacity, approximately 2,400 MWs, in proportion to their respective power participation ratios.  The aggregate power participation ratio of certain AEP utility subsidiaries, including APCo, I&M and OPCo, is 43.47%.  The proceeds from the sale of power by OVEC are designed to be sufficient for OVEC to meet its operating expenses and fixed costs and provide a return on capital.  The intercompany power agreement ends in June 2040.

AEP and other nonaffiliated owners authorized environmental investments related to their ownership interests. OVEC financed capital expenditures totaling $1.3 billion in connection with the engineering and construction of FGD projects and the associated waste disposal landfills at its two generation plants.  These environmental projects were funded through debt issuances.  As of December 31, 2015, both generation plants were operating with environmental controls.

Purchased Power from OVEC

The amounts of power purchased by the Registrant Subsidiaries from OVEC for the years ended December 31, 2015, 2014 and 2013 were:

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$87.2	$96.9	$104.4
I&M	43.7	48.5	52.2
OPCo	110.8	123.1	132.6

The amounts above are included in Purchased Electricity for Resale on the statements of income.

Sales and Purchases of Property

Certain AEP subsidiaries had affiliated sales and purchases of electric property individually amounting to $100 thousand or more, sales and purchases of meters and transformers, and sales and purchases of transmission property.  There were no gains or losses recorded on the transactions.  The following tables show the sales and purchases, recorded at net book value, for the years ended December 31, 2015, 2014 and 2013:

Sales

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$9.4	$3.0	$3.2
I&M	3.0	1.3	5.0
OPCo	2.4	0.5	59.8
PSO	7.1	0.5	5.7
SWEPCo	0.8	1.2	1.6

Purchases

	Years Ended December 31,
Company	2015	2014	2013
	(in millions)
APCo	$8.6	$0.9	$5.2
I&M	8.1	1.4	1.0
OPCo	2.1	1.9	5.3
PSO	0.6	2.1	1.7
SWEPCo	7.4	4.0	8.4

The amounts above are recorded in Property, Plant and Equipment on the balance sheets.

Intercompany Billings

The Registrant Subsidiaries and other AEP subsidiaries perform certain utility services for each other when necessary or practical.  The costs of these services are billed on a direct-charge basis, whenever possible, or on reasonable basis of proration for services that benefit multiple companies.  The billings for services are made at cost and include no compensation for the use of equity capital.